UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6398

Fidelity New York Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New York Municipal Money Market Fund

October 31, 2016

NFS-QTLY-1216
1.809088.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 36.6%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 11/7/16, VRDN (a)(b)	$3,200,000	$3,200,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.69% 11/7/16, VRDN (a)	10,600,000	10,600,000
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.73% 11/7/16, VRDN (a)	2,800,000	2,800,000
Arkansas - 0.8%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.85% 11/7/16, VRDN (a)(b)	1,600,000	1,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.83% 11/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	24,500,000	24,500,000
		26,100,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.8% 11/7/16, VRDN (a)	1,000,000	1,000,000
Series 1994, 0.75% 11/1/16, VRDN (a)(b)	1,000,000	1,000,000
		2,000,000
Georgia - 0.7%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.69% 11/7/16, VRDN (a)	15,550,000	15,550,000
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.71% 11/7/16, LOC Freddie Mac, VRDN (a)(b)	6,855,000	6,855,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.73% 11/7/16, VRDN (a)	700,000	700,000
		23,105,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.77% 11/7/16, VRDN (a)(b)	2,700,000	2,700,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.75% 11/7/16, VRDN (a)(b)	7,700,000	7,700,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 11/7/16, VRDN (a)	2,000,000	2,000,000
Series 2010 B1, 0.78% 11/7/16, VRDN (a)	600,000	600,000
		2,600,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.78% 11/7/16, VRDN (a)(b)	2,650,000	2,650,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.85% 11/7/16, VRDN (a)(b)	3,200,000	3,200,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.69% 11/7/16, VRDN (a)(b)	1,800,000	1,800,000
Series 2016 D, 0.69% 11/7/16, VRDN (a)(b)	1,100,000	1,100,000
Series 2016 E, 0.69% 11/7/16, VRDN (a)(b)	1,100,000	1,100,000
		4,000,000
New York - 33.2%
Albany Indl. Dev. Agcy. Ind. Dev. 0.96% 11/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	325,000	325,000
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 0.81% 11/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	4,485,000	4,485,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.68% 11/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	2,320,000	2,320,000
Monroe County Indl. Dev. Agcy. Rev. (Klein Steel Proj.) 1.03% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,800,000	4,800,000
New York City Gen. Oblig.:
Series 2004 A3, 0.69% 11/7/16, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	27,560,000	27,560,000
Series J8, 0.68% 11/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,000,000	6,000,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.66% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	9,650,000	9,650,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.67% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,430,000	5,430,000
(Aldus Street Apts. Proj.) Series A, 0.65% 11/7/16, LOC Fannie Mae, VRDN (a)(b)	8,100,000	8,100,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.67% 11/7/16, LOC Citibank NA, VRDN (a)(b)	15,500,000	15,500,000
(Cook Street Apts. Proj.) Series A, 0.63% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,280,000	4,280,000
(Granite Terrace Apts. Proj.) Series A, 0.66% 11/7/16, LOC Citibank NA, VRDN (a)(b)	4,060,000	4,060,000
(Manhattan Court Dev. Proj.) Series A, 0.66% 11/7/16, LOC Citibank NA, VRDN (a)(b)	1,000,000	1,000,000
(Related-Upper East Proj.) Series A, 0.67% 11/7/16, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	47,000,000	47,000,000
(State Renaissance Court Proj.) Series A, 0.65% 11/7/16, LOC Freddie Mac, VRDN (a)(b)	6,500,000	6,500,000
Series 2011 B, 0.66% 11/7/16, LOC Freddie Mac, VRDN (a)	3,050,000	3,050,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.63% 11/7/16, LOC Lloyds Bank PLC, VRDN (a)(b)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (U.S.A. Waste Svcs. Proj.) 0.68% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,600,000	18,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2016 CC, 0.65% 11/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	34,400,000	34,400,000
New York City Transitional Fin. Auth. Rev.:
Series 1999 A2, 0.65% 11/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,000,000	3,000,000
Series 2001 A, 0.65% 11/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	19,200,000	19,200,000
Series 2003 1A, 0.65% 11/7/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	17,540,000	17,540,000
Series 2003 A2, 0.6% 11/2/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	34,000,000	34,000,000
Series 2013 C5, 0.6% 11/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	9,570,000	9,570,000
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.63% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	11,900,000	11,900,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.68% 11/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	15,275,000	15,275,000
(City Univ. Proj.) Series 2008 D, 0.6% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	5,820,000	5,820,000
(College of New Rochelle Proj.) Series 2008, 0.69% 11/7/16, LOC RBS Citizens NA, VRDN (a)	14,465,000	14,465,000
(Northern Westchester Hosp. Assoc. Proj.) Series 2009, 0.6% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.67% 11/7/16, LOC Fannie Mae, VRDN (a)(b)	72,500,000	72,500,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.65% 11/7/16, LOC Bank of America NA, VRDN (a)	7,600,000	7,600,000
(350 West 43rd Street Hsg. Proj.) Series 2001 A, 0.56% 11/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	26,000,000	26,000,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.65% 11/7/16, LOC Fannie Mae, VRDN (a)(b)	50,000,000	50,000,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 0.67% 11/7/16, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.67% 11/7/16, LOC Freddie Mac, VRDN (a)(b)	25,000,000	25,000,000
(East 39th Street Hsg. Proj.) Series 2000 A, 0.67% 11/7/16, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(Helena Hsg. Proj.) Series 2003 A, 0.65% 11/7/16, LOC Fannie Mae, VRDN (a)(b)	33,000,000	33,000,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.66% 11/7/16, LOC Fannie Mae, VRDN (a)(b)	28,320,000	28,320,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.67% 11/7/16, LOC Freddie Mac, VRDN (a)(b)	25,000,000	25,000,000
Series 2001 A, 0.67% 11/7/16, LOC Freddie Mac, VRDN (a)(b)	44,000,000	44,000,000
Series 2010 A, 0.7% 11/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	13,600,000	13,600,000
Series 2012 A, 0.65% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	21,400,000	21,400,000
Series 2013 A, 0.65% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	43,740,000	43,740,000
Series 2013 A1, 0.65% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,500,000	13,500,000
Series 2014 A:
0.59% 11/7/16, LOC Bank of New York, New York, VRDN (a)	11,750,000	11,750,000
0.68% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	14,100,000	14,100,000
Series 2014 A2:
0.65% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	22,900,000	22,900,000
0.68% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,500,000	6,500,000
Series 2015 A, 0.64% 11/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,300,000	23,300,000
New York Local Govt. Assistance Corp. Series 2008 B7V, 0.65% 11/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,650,000	3,650,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 0.55% 11/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	85,000	85,000
Series 2012 G2, 0.6% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	8,310,000	8,310,000
Series 2015 E, 0.68% 11/7/16, LOC Bank of The West San Francisco, VRDN (a)	11,000,000	11,000,000
Series 2015 E2, 0.56% 11/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	85,000	85,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C3, 0.67% 11/7/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	17,500,000	17,500,000
Series 2005 A2, 0.65% 11/7/16, LOC Mizuho Bank Ltd., VRDN (a)	20,200,000	20,200,000
Series 2005 A3, 0.62% 11/7/16, LOC Mizuho Bank Ltd., VRDN (a)	9,100,000	9,100,000
Series 2010 A2, 0.66% 11/7/16, LOC Bank of Nova Scotia, VRDN (a)(b)	37,800,000	37,800,000
Series 2010 A, 0.67% 11/7/16, LOC Bank of Nova Scotia, VRDN (a)(b)	50,200,000	50,200,000
Series 2010 A4, 0.65% 11/7/16, LOC Bank of Nova Scotia, VRDN (a)(b)	1,200,000	1,200,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 1.03% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,915,000	1,915,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.86% 11/7/16, LOC Citibank NA, VRDN (a)(b)	440,000	440,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.8% 11/7/16, LOC RBS Citizens NA, VRDN (a)	4,765,000	4,765,000
		1,084,290,000
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
Series 1991 2, 0.71% 11/30/16, VRDN (a)(b)(c)	6,400,000	6,400,000
Series 1992 2, 0.68% 11/30/16, VRDN (a)(c)	500,000	500,000
Series 1997 1, 0.68% 11/30/16, VRDN (a)(c)	500,000	500,000
Series 1997 2, 0.68% 11/30/16, VRDN (a)(c)	1,500,000	1,500,000
		8,900,000
Texas - 0.1%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.83% 11/7/16, VRDN (a)(b)	2,200,000	2,200,000
Series 2010 D, 0.73% 11/1/16, VRDN (a)	1,500,000	1,500,000
Port Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.75% 11/7/16 (Total SA Guaranteed), VRDN (a)(b)	1,000,000	1,000,000
		4,700,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.93% 11/7/16, VRDN (a)(b)	3,300,000	3,300,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.91% 11/7/16, VRDN (a)(b)	2,800,000	2,800,000
		6,100,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.75% 11/7/16, VRDN (a)(b)	800,000	800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,195,445,000)		1,195,445,000

Tender Option Bond - 27.8%
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.81% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,700,000	1,700,000
New Jersey - 0.0%
New Jersey St Transn Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.82% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,100,000	1,100,000
New York - 24.8%
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters16 XX1025, 0.73% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,300,000	8,300,000
City of New York Gen. Oblig. Bonds Participating VRDN Series XM 03 53, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750,000	3,750,000
Dutchess County Local Dev. Corp. Participating VRDN Series XF 23 43, 0.73% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	32,205,000	32,205,000
MTA Hudson Rail Yards Trust Obligations Participating VRDN Series Floaters 16 XX1027, 0.73% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,300,000	8,300,000
New York City Gen. Oblig. Participating VRDN:
Series 15 XF0092, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,175,000	14,175,000
Series 15 ZF0197, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series 15 ZF0201, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,435,000	3,435,000
Series 2015 ZF0206, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,700,000	2,700,000
Series BC 13 19U, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,245,000	5,245,000
Series MS 3324, 0.66% 11/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.) (a)(d)	6,650,000	6,650,000
Series Putters 3118, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,180,000	5,180,000
Series ROC II R 14045, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	11,350,000	11,350,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN:
Series XM 02 86, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,875,000	1,875,000
Series ZF 23 15, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,610,000	9,610,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0097, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,850,000	6,850,000
Series 15 XF0128, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,940,000	8,940,000
Series 15 XF0129, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	23,535,000	23,535,000
Series 16 XM0145, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,000,000	9,000,000
Series 16 ZF0420, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,675,000	14,675,000
Series 16 ZF0449, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,055,000	7,055,000
Series 16 ZM0161, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,265,000	8,265,000
Series 2015 ZF0207, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000,000	4,000,000
Series BC 13 16U, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000,000	5,000,000
Series EGL 14 0043, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
Series Floaters 3129, 0.66% 11/7/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	17,850,000	17,850,000
Series Floaters XM 03 83, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,715,000	4,715,000
Series MS 3274 X, 0.69% 11/7/16 (Liquidity Facility Bank of America NA) (a)(d)	7,980,000	7,980,000
Series MS 3362, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000
Series MS 3373, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,980,000	5,980,000
Series Putters 15 XM0002, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	24,920,000	24,920,000
Series Putters 3497Z, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,025,000	13,025,000
Series ROC II R 11916, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
Series ROC II R 11931, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,815,000	6,815,000
Series ROC II R 11966, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	10,000,000	10,000,000
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters 16 ZF0515, 0.68% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,250,000	1,250,000
Series XF 23 18, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,800,000	5,800,000
Series XM 03 03, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,500,000	4,500,000
Series XM 03 51, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,240,000	3,240,000
Series XM 03 57, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series 16 XM0195, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335,000	3,335,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series 15 XM0086, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series 16 XF0396, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
Series 16 XF2215, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,900,000	6,900,000
Series 2011 B, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,240,000	3,240,000
Series 2014 XM0029, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,670,000	8,670,000
Series 2015 ZF0185, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,250,000	6,250,000
Series MS 15 XM0104, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,500,000	3,500,000
Series MS 3358, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,165,000	5,165,000
Series MS 3399, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,115,000	2,115,000
Series Putters 3544, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,655,000	10,655,000
Series Putters 4043, 0.62% 11/1/16 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	10,940,000	10,940,000
Series ROC II R 11994, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	8,880,000	8,880,000
Series ROC II R 14082, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,380,000	6,380,000
Participating VRDN Series XG 01 02, 0.66% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	8,500,000	8,500,000
Participating VRDN 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,850,000	3,850,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	8,400,000	8,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.73% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	36,085,000	36,085,000
Series 16 ZF0423, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,120,000	1,120,000
Series 2014 XF 0012, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,730,000	6,730,000
Series MS 3275, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	10,000,000	10,000,000
Series Putters 3518, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,685,000	12,685,000
Series ROC II R 11984, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,365,000	6,365,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, 0.83%, tender 12/1/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	11,000,000	11,000,000
Participating VRDN:
ROC II R 11944, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	12,400,000	12,400,000
Series 16 XM 02 54, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series 16 ZF0421, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,575,000	7,575,000
Series Floaters XM 03 67, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,000,000	6,000,000
Series ROC II R 11955, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	9,000,000	9,000,000
Series ROC II R 11975, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	7,590,000	7,590,000
Series XF 0291, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,000,000	15,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XL0002, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,100,000	4,099,989
Series 16 XM0215, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
Series Floaters ZF 05 06, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,200,000	2,200,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,005,000	2,005,000
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 0.66% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	25,785,000	25,785,000
New York Liberty Dev. Corp. Participating VRDN 0.68% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	30,000,000	30,000,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 16 ZM0174, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,045,000	4,045,000
Series 2015 ZF0209, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,250,000	5,250,000
New York State Envir. Facilities Corp. Participating VRDN Series XF 23 44, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,000,000	4,000,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	16,800,000	16,800,000
New York State Thruway Auth. Participating VRDN Series Floaters XF 22 28, 0.73% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	10,100,000	10,100,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	8,080,000	8,080,000
New York Trans. Dev. Corp. Participating VRDN Series 16 XX 1020, 0.78% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	12,000,000	12,000,000
NY Util. Debt Securitization Auth. Participating VRDN Series Floaters ZF 05 10, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335,000	3,335,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 0.7% 11/7/16 (Liquidity Facility Bank of America NA) (a)(d)	4,300,000	4,300,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
Series 16 XL0003, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,950,000	8,950,000
Series RBC 16 ZM 0138, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,500,000	2,500,000
Series RBC 16 ZM 0139, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,500,000	3,500,000
Series ROC II R11934, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	9,450,000	9,450,000
Series XF 0289, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	36,735,000	36,735,000
Triborough Bridge and Tunnel Auth. Participating VRDN:
Series XM 03 40, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,800,000	5,800,000
Series XM 03 41, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000,000	3,000,000
Util. Debt Securitization Auth. Participating VRDN Series 2015 ZF0195, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,700,000	6,700,000
Wells Fargo Stage Trs Var States Bonds Series 2009 3C, 0.83%, tender 12/15/16 (Liquidity Facility Wells Fargo & Co.) (a)(c)(d)	13,735,000	13,735,000
		810,319,989
New York And New Jersey - 2.8%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF 0331, 0.72% 11/7/16 (Liquidity Facility Bank of America NA) (a)(b)(d)	7,130,000	7,130,000
Series 16 XF2211, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,150,000	3,150,000
Series 16 XM0211, 0.71% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,700,000	3,700,000
Series 16 ZF0326, 0.71% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,415,000	5,415,000
Series 16 ZF0367, 0.71% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	985,000	985,000
Series 16 ZM0160, 0.7% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	7,700,000	7,700,000
Series Floaters 14 0001, 0.71% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,420,000	3,420,000
Series MS 15 ZM0099, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,100,000	1,100,000
Series MS 3249, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,500,000	3,500,000
Series Putters 14 0002, 0.71% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	8,885,000	8,885,000
Series Putters 14 0010, 0.71% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,665,000	6,665,000
Series Putters 15 XM013, 0.71% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,500,000	6,500,000
Series ROC 14086, 0.69% 11/7/16 (Liquidity Facility Citibank NA) (a)(b)(d)	4,100,000	4,100,000
Series ROC II R 11715, 0.69% 11/7/16 (Liquidity Facility Citibank NA) (a)(b)(d)	11,250,000	11,250,000
Series ROC II R 14077, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,585,000	2,585,000
Series TD 0013, 0.7% 11/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	5,120,000	5,120,000
Series XG 00 37, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	9,600,000	9,600,000
		90,805,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.72% 11/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,300,000	3,300,000
TOTAL TENDER OPTION BOND
(Cost $907,224,989)		907,224,989

Other Municipal Security - 32.1%
Georgia - 0.7%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.74%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	16,200,000	16,200,000
Series 2010 A2, 0.74%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	8,295,000	8,295,000
		24,495,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.95% tender 11/1/16, CP mode	1,700,000	1,700,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 93A, 1.08% tender 11/10/16, CP mode	4,900,000	4,900,000
Series 92:
1.03% tender 11/8/16, CP mode	300,000	300,000
1.05% tender 11/9/16, CP mode	1,800,000	1,800,000
		7,000,000
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B:
0.85% tender 12/8/16, CP mode	2,900,000	2,900,000
1.03% tender 11/22/16, CP mode	2,700,000	2,700,000
Series 1990 A, 1.13% tender 11/9/16, CP mode (b)	1,990,000	1,990,000
Series 90A, 1.1% tender 11/8/16, CP mode (b)	5,600,000	5,600,000
Series A1:
0.96% tender 11/30/16, CP mode (b)	500,000	500,000
1.02% tender 12/1/16, CP mode (b)	4,900,000	4,900,000
		18,590,000
New York - 26.4%
Amherst Gen. Oblig. BAN Series 2015, 2% 11/10/16	48,126,006	48,142,919
Babylon Union Free School District TAN Series 2016, 2% 6/23/17	5,700,000	5,736,327
Beacon BAN Series 2016 A, 2% 5/26/17	5,079,910	5,115,174
Bedford Central School District BAN Series 2016, 2% 7/14/17	27,255,434	27,495,356
Buffalo Gen. Impt. Bonds Series 2016 A, 2% 4/1/17	1,760,000	1,769,333
Burnt Hills Ballston Lake NY BAN Series 2016, 2% 6/23/17	21,800,000	21,963,518
Central Islip Union Free School District TAN Series 2016, 1.5% 6/27/17 (f)	13,000,000	13,052,000
Clarence Central School District BAN Series 2016, 2% 7/13/17	12,260,000	12,366,682
Deer Park Union Free School District:
BAN Series 2016, 2% 8/11/17	4,000,000	4,037,216
TAN Series 2016, 2% 6/27/17	15,300,000	15,428,018
East Greenbush Central School District BAN 2% 2/10/17	10,900,000	10,943,071
Elwood Union Free School District TAN Series 2016, 1.5% 6/23/17	10,900,000	10,941,031
Grand Island Central School District BAN Series 2015, 2% 12/2/16	37,135,000	37,179,023
Hampton Bays Union Free School District:
BAN Series 2016, 2% 6/22/17	11,611,250	11,697,987
TAN Series 2016, 2% 6/20/17	8,000,000	8,058,201
Harborfields Central School District Greenlawn TAN 1.5% 6/23/17	3,500,000	3,518,335
Herricks Union Free School District TAN Series 2016, 1.5% 6/23/17	5,800,000	5,822,191
Islip Gen. Oblig. BAN Series 2016, 1.5% 11/29/16	4,300,000	4,302,838
Jericho Union Free School District TAN Series 2016, 1.75% 6/23/17	7,100,000	7,134,410
Kenmore-Tonawanda Union Free School District BAN Series 2016, 2% 6/15/17	20,800,000	20,946,525
Kings Park Central School District TAN Series 2016, 1.5% 6/23/17	13,150,000	13,206,191
Kingston NY City School District BAN Series 2016 A, 2% 6/15/17	10,800,000	10,878,908
Lancaster Central School District BAN Series 2016 A, 2% 6/15/17	16,000,000	16,116,901
Liverpool Central School District Gen. Oblig. BAN Series 2016 A, 2% 6/29/17	4,200,000	4,230,654
Mattitcuk-Cutchogue Union Free School District TAN 2% 6/28/17	7,700,000	7,755,209
Middletown City School District BAN Series 2016 A, 2% 6/22/17	12,100,000	12,196,507
Mount Sinai Union Free School District TAN Series 2016, 1.5% 6/29/17	6,700,000	6,733,748
New Rochelle BAN Series 2016 A, 2% 3/3/17	9,944,651	9,991,552
New York City Transitional Fin. Auth. Rev. Bonds Series 2012 E, 5% 2/1/17 (Escrowed to Maturity)	1,830,000	1,849,923
New York City Trust For Cultural Bonds:
Series 2014 B1, 0.71%, tender 3/15/17 (a)	42,000,000	42,000,000
Series 2014 B2, 0.73%, tender 6/13/17 (a)	12,500,000	12,500,000
New York Dorm. Auth. Revs. Series 2016:
0.75% 11/17/16, CP	16,800,000	16,800,000
0.86% 12/13/16, CP	4,200,000	4,200,000
New York Pwr. Auth.:
Series 1:
0.55% 11/1/16, CP	15,265,000	15,265,000
0.55% 11/15/16, CP	17,080,000	17,080,000
0.82% 11/2/16, CP	24,944,000	24,944,000
0.83% 11/14/16, CP	4,855,000	4,855,000
Series 2:
0.74% 11/9/16, CP	8,400,000	8,400,000
0.75% 11/9/16, CP	22,200,000	22,200,000
0.83% 11/16/16, CP	10,600,000	10,600,000
0.93% 1/6/17, CP	34,400,000	34,400,000
0.95% 12/8/16, CP	2,700,000	2,700,000
North Hempstead Gen. Oblig. BAN 2.25% 4/4/17	14,717,199	14,804,619
Nyack NY Union Free School District BAN Series 2016, 2% 6/23/17	13,900,000	14,004,261
Orchard Park Central School District BAN Series 2016, 2.25% 4/7/17	14,800,000	14,887,087
Patchogue Medford Union Free School District TAN Series 2016, 1.5% 6/23/17	25,000,000	25,094,155
Pittsford Central School District BAN 2% 2/10/17	23,740,000	23,822,147
Port Chester BAN Series 2016 A, 2% 2/23/17	2,000	2,009
Port Washington Union Free School District:
BAN Series 2016, 2% 8/9/17	10,600,000	10,702,007
TAN Series 2016, 1.5% 6/22/17	13,600,000	13,669,974
Riverhead Central School District:
BAN Series 2016, 2% 9/15/17	2,961,000	2,988,087
TAN Series 2016, 1.5% 6/27/17	17,200,000	17,275,983
Rochester Gen. Oblig. BAN:
Series 2016 II, 2% 8/4/17	20,200,000	20,400,249
Series 2016 III, 1.25% 3/1/17	13,600,000	13,629,040
2% 3/14/17	26,300,000	26,427,963
Rotterdam-Mohonasen Central School District BAN Series 2016, 2% 3/17/17	30,424,795	30,569,631
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2009 A1, 5% 11/15/16	4,125,000	4,131,545
Ulster County Gen. Oblig. BAN Series 2015 A, 2% 11/11/16	1,145,000	1,145,423
Webster Central School District BAN Series 2016, 2% 6/30/17	8,315,105	8,377,145
West Islip Union Free School District:
BAN Series 2016, 2% 7/26/17	5,100,000	5,142,157
TAN Series 2016, 2% 6/23/17	21,400,000	21,568,629
West Seneca BAN Series 2016, 2% 7/27/17	10,269,125	10,367,975
Whitesboro Central School District BAN Series 2016:
0.85% 6/30/17	2,500,000	2,499,164
2% 6/30/17	5,900,000	5,941,294
		862,004,292
New York And New Jersey - 3.9%
Port Auth. of New York & New Jersey:
Bonds Series 178, 5% 12/1/16 (b)	3,105,000	3,116,041
Series A:
0.52% 11/3/16, CP (b)	14,900,000	14,900,000
0.75% 11/9/16, CP (b)	2,560,000	2,560,000
0.78% 2/1/17, CP (b)	15,255,000	15,255,000
0.8% 12/14/16, CP (b)	6,370,000	6,370,000
0.82% 12/19/16, CP (b)	15,900,000	15,900,000
0.88% 1/5/17, CP (b)	18,785,000	18,785,000
0.88% 1/19/17, CP (b)	17,565,000	17,565,000
Series B:
0.74% 11/9/16, CP	3,892,500	3,892,500
0.77% 1/18/17, CP	3,100,000	3,100,000
0.89% 12/7/16, CP	2,100,000	2,100,000
0.9% 1/4/17, CP	6,890,000	6,890,000
0.9% 1/10/17, CP	15,155,000	15,155,000
0.92% 12/13/16, CP	3,470,000	3,470,000
		129,058,541
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 92, 1.15% tender 11/2/16, CP mode (b)	3,000,000	3,000,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.13% tender 11/9/16, CP mode (b)	2,400,000	2,400,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,048,247,833)		1,048,247,833
	Shares	Value

Investment Company - 4.3%
Fidelity Municipal Cash Central Fund, 0.61% (g)(h)	141,209,000	141,209,001
(Cost $141,209,001)		141,209,001
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $3,292,126,823)		3,292,126,823
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(25,037,242)
NET ASSETS - 100%		$3,267,089,581

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,635,000 or 1.0% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,100,000 or 0.0% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
New York Dorm. Auth. Revs. Bonds Series WF 113C, 0.83%, tender 12/1/16 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$11,000,000
Port Auth. of New York & New Jersey Series 1991 2, 0.71% 11/30/16, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1992 2, 0.68% 11/30/16, VRDN	8/13/15	$500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.68% 11/30/16, VRDN	6/4/14	$500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.68% 11/30/16, VRDN	7/8/13 - 8/9/16	$1,500,000
Wells Fargo Stage Trs Var States Bonds Series 2009 3C, 0.83%, tender 12/15/16 (Liquidity Facility Wells Fargo & Co.)	9/15/16	$13,735,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$408,129
Total	$408,129

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At October 31, 2016 the cost for Federal Income Tax Purposes was $3,292,126,823.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New York AMT Tax-Free Money Market Fund

October 31, 2016

SNM-QTLY-1216
1.809073.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 49.7%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.73% 11/7/16, VRDN (a)	$1,000,000	$1,000,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.69% 11/7/16, VRDN (a)	1,800,000	1,800,000
Arizona - 0.5%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.73% 11/7/16, VRDN (a)	3,950,000	3,950,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.8% 11/7/16, VRDN (a)	300,000	300,000
Georgia - 0.6%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.69% 11/7/16, VRDN (a)	1,100,000	1,100,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.69% 11/7/16, VRDN (a)	2,200,000	2,200,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.6% 11/1/16, VRDN (a)	1,000,000	1,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.73% 11/7/16, VRDN (a)	600,000	600,000
		4,900,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 11/7/16, VRDN (a)	2,100,000	2,100,000
Series 2010 B1, 0.78% 11/7/16, VRDN (a)	2,100,000	2,100,000
		4,200,000
New York - 45.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.8% 11/7/16, LOC Bank of America NA, VRDN (a)	1,405,000	1,405,000
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 0.81% 11/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	675,000	675,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.68% 11/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,145,000	3,145,000
New York City Gen. Oblig.:
Series 2004 A3, 0.69% 11/7/16, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	4,200,000	4,200,000
Series 2008, 0.6% 11/2/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	7,000,000	7,000,000
Series 2010 G4, 0.64% 11/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	12,000,000	12,000,000
Series 2011 A4, 0.64% 11/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	7,000,000	7,000,000
Series J8, 0.68% 11/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	19,900,000	19,900,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.66% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Bruckner by the Bridge Proj.) Series 2008 A, 0.64% 11/7/16, LOC Freddie Mac, VRDN (a)	2,000,000	2,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Two Gold Street Proj.) Series 2006 A, 0.65% 11/7/16, LOC Fannie Mae, VRDN (a)	3,300,000	3,300,000
Series 2009 A, 0.69% 11/7/16, LOC Freddie Mac, VRDN (a)	9,750,000	9,750,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000 C, 0.63% 11/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	5,400,000	5,400,000
Series 2008 BB3, 0.62% 11/7/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)	1,925,000	1,925,000
Series 2009 BB2, 0.55% 11/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	14,265,000	14,265,000
Series 2015 BB3, 0.59% 11/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	3,500,000	3,500,000
Series 2016 CC, 0.65% 11/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	7,200,000	7,200,000
Series F2, 0.65% 11/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,325,000	1,325,000
New York City Transitional Fin. Auth. Rev. Series 2003 1A, 0.65% 11/7/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,900,000	6,900,000
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.63% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	12,600,000	12,600,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.68% 11/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,245,000	3,245,000
(City Univ. Proj.):
Series 2008 C, 0.62% 11/7/16, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
Series 2008 D, 0.6% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	3,000,000	3,000,000
(College of New Rochelle Proj.) Series 2008, 0.69% 11/7/16, LOC RBS Citizens NA, VRDN (a)	6,115,000	6,115,000
(Culinary Institute of America Proj.) Series 2004 D, 0.64% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	8,800,000	8,800,000
(The Culinary Institute of America Proj.) Series 2006, 0.64% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	8,750,000	8,750,000
(Univ. of Rochester Proj.) Series 2003 C, 0.65% 11/7/16, LOC JPMorgan Chase Bank, VRDN (a)	9,565,000	9,565,000
New York Hsg. Fin. Agcy. Rev.:
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.65% 11/7/16, LOC Bank of America NA, VRDN (a)	6,600,000	6,600,000
(88 Leonard Street Proj.) Series 2005 A, 0.64% 11/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,700,000	17,700,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.64% 11/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	7,425,000	7,425,000
Series 2010 A:
0.7% 11/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,500,000	4,500,000
0.7% 11/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	12,615,000	12,615,000
Series 2012 A:
0.64% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	5,000,000	5,000,000
0.65% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,500,000	3,500,000
Series 2013 A:
0.63% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	10,900,000	10,900,000
0.64% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	13,400,000	13,400,000
0.65% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	20,800,000	20,800,000
Series 2013 A1, 0.65% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,100,000	4,100,000
Series 2013 A2:
0.65% 11/7/16, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
0.68% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	7,000,000	7,000,000
Series 2014 A:
0.59% 11/7/16, LOC Bank of New York, New York, VRDN (a)	2,500,000	2,500,000
0.65% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,000,000	7,000,000
0.65% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,000,000	7,000,000
0.68% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	3,000,000	3,000,000
Series 2014 A2, 0.65% 11/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,500,000	2,500,000
Series 2015 A:
0.64% 11/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	15,200,000	15,200,000
0.65% 11/7/16, LOC Wells Fargo Bank NA, VRDN (a)	8,400,000	8,400,000
New York Local Govt. Assistance Corp. Series 2008 B7V, 0.65% 11/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	16,000,000	16,000,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.62% 11/7/16, LOC Royal Bank of Canada, VRDN (a)	7,900,000	7,900,000
Series 2005 D1, 0.63% 11/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,850,000	5,850,000
Series 2015 E, 0.68% 11/7/16, LOC Bank of The West San Francisco, VRDN (a)	1,000,000	1,000,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A2, 0.65% 11/7/16, LOC Mizuho Bank Ltd., VRDN (a)	5,000,000	5,000,000
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 0.6% 11/7/16, LOC TD Banknorth, NA, VRDN (a)	4,435,000	4,435,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.8% 11/7/16, LOC RBS Citizens NA, VRDN (a)	955,000	955,000
		375,045,000
New York And New Jersey - 0.8%
Port Auth. of New York & New Jersey:
Series 1997 1, 0.68% 11/30/16, VRDN (a)(b)	2,500,000	2,500,000
Series 1997 2, 0.68% 11/30/16, VRDN (a)(b)	3,800,000	3,800,000
		6,300,000
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 0.81% 11/7/16, LOC Bank of America NA, VRDN (a)	2,710,000	2,710,000
Texas - 1.0%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.73% 11/1/16, VRDN (a)	3,000,000	3,000,000
Series 2009 C, 0.73% 11/1/16, VRDN (a)	2,000,000	2,000,000
Series 2010 B, 0.73% 11/1/16, VRDN (a)	700,000	700,000
Series 2010 C, 0.73% 11/1/16, VRDN (a)	2,015,000	2,015,000
Series 2010 D, 0.73% 11/1/16, VRDN (a)	800,000	800,000
		8,515,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $408,720,000)		408,720,000

Tender Option Bond - 19.0%
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.81% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	245,000	245,000
New Jersey - 0.0%
New Jersey St Transn Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.82% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200,000	200,000
New York - 18.5%
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters16 XX1025, 0.73% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600,000	1,600,000
Dutchess County Local Dev. Corp. Participating VRDN Series XF 23 43, 0.73% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,100,000	6,100,000
JPMorgan Chase Participating VRDN Series Putters 4410, 0.62% 11/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,700,000	15,700,000
MTA Hudson Rail Yards Trust Obligations Participating VRDN Series Floaters 16 XX1027, 0.73% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700,000	1,700,000
New York City Gen. Oblig. Participating VRDN:
Series MS 3361, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000,000	5,000,000
Series Putters 3118, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,185,000	5,185,000
Series ROC II R 14045, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN:
Series XM 02 86, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,875,000	1,875,000
Series ZF 23 15, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,965,000	1,965,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0097, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,100,000	1,100,000
Series 15 XF0129, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,700,000	1,700,000
Series Floaters 3129, 0.66% 11/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,900,000	2,900,000
Series MS 00 3387, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series MS 3373, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,000,000	1,000,000
Series Putters 15 XM0002, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,705,000	4,705,000
Series ROC II R 11916, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,035,000	2,035,000
Series XM 03 56, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Participating VRDN Series Floaters XM 03 70, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series MS 3414, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series 15 XM0086, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
Series 16 XF2215, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,100,000	1,100,000
Series 2014 XM0029, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,900,000	3,900,000
Series BC 11 7B, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000,000	1,000,000
Series MS 15 XM0104, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	500,000	500,000
Series MS 3360, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,130,000	3,130,000
Series MS 3393, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,890,000	2,890,000
Series Putters 3868, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series Putters 4043, 0.62% 11/1/16 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	3,570,000	3,570,000
Participating VRDN Series XG 01 02, 0.66% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,500,000	1,500,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,400,000	1,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.73% 11/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,400,000	6,400,000
Series 16 ZF0423, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	210,000	210,000
Series 2014 XF 0012, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,600,000	6,600,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, 0.83%, tender 12/1/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,700,000	1,700,000
Participating VRDN Series 16 ZF0421, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,200,000	1,200,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XM0215, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,455,000	4,455,000
Series Floaters ZF 05 07, 0.66% 11/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,930,000	1,930,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,555,000	7,555,000
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 0.66% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,700,000	4,700,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0139, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,340,000	3,340,000
Series 16 ZM0174, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	600,000	600,000
New York State Thruway Auth. Participating VRDN Series Floaters XF 22 28, 0.73% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900,000	1,900,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 0.7% 11/7/16 (Liquidity Facility Bank of America NA) (a)(c)	700,000	700,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 0.66% 11/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,605,000	5,605,000
Series 16 XL0003, 0.68% 11/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000,000	1,000,000
Series MS 3083, 0.66% 11/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,975,000	6,975,000
Wells Fargo Stage Trs Var States Bonds Series 2009 3C, 0.83%, tender 12/15/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	2,700,000	2,700,000
		151,875,000
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 XF2163, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,440,000	2,440,000
Series ROC II R 14077, 0.67% 11/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,085,000	1,085,000
		3,525,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.72% 11/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	600,000	600,000
TOTAL TENDER OPTION BOND
(Cost $156,445,000)		156,445,000

Other Municipal Security - 23.9%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.74%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	2,295,000	2,295,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.95% tender 11/1/16, CP mode	400,000	400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 93A, 1.08% tender 11/10/16, CP mode	1,000,000	1,000,000
Series 92:
1.03% tender 11/8/16, CP mode	100,000	100,000
1.05% tender 11/9/16, CP mode	400,000	400,000
		1,500,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B:
0.85% tender 12/8/16, CP mode	700,000	700,000
1.03% tender 11/22/16, CP mode	600,000	600,000
		1,300,000
New York - 22.5%
Amherst Gen. Oblig. BAN Series 2015, 2% 11/10/16	8,300,000	8,302,909
Babylon Union Free School District TAN Series 2016, 2% 6/23/17	1,300,000	1,308,285
Beacon BAN Series 2016 A, 2% 5/26/17	800,000	805,554
Bedford Central School District BAN Series 2016:
2% 7/14/17	4,400,000	4,438,732
2% 7/14/17	1,685,318	1,698,976
Burnt Hills Ballston Lake NY BAN Series 2016, 2% 6/23/17	3,525,167	3,551,609
Central Islip Union Free School District TAN Series 2016, 1.5% 6/27/17 (d)	3,000,000	3,012,000
Clarence Central School District BAN Series 2016, 2% 7/13/17	2,000,000	2,017,403
Deer Park Union Free School District:
BAN Series 2016, 2% 8/11/17	700,000	706,513
TAN Series 2016, 2% 6/27/17	2,700,000	2,722,591
East Greenbush Central School District BAN 2% 2/10/17	1,600,000	1,606,322
Elwood Union Free School District TAN Series 2016, 1.5% 6/23/17	2,100,000	2,107,905
Grand Island Central School District BAN Series 2015, 2% 12/2/16	5,800,000	5,806,876
Hampton Bays Union Free School District:
BAN Series 2016, 2% 6/22/17	1,900,000	1,914,193
TAN Series 2016, 2% 6/20/17	1,300,000	1,309,458
Harborfields Central School District Greenlawn TAN 1.5% 6/23/17	5,000,000	5,026,193
Herricks Union Free School District TAN Series 2016, 1.5% 6/23/17	1,200,000	1,204,591
Jericho Union Free School District TAN Series 2016, 1.75% 6/23/17	1,400,000	1,406,785
Kenmore-Tonawanda Union Free School District BAN Series 2016, 2% 6/15/17	3,376,845	3,400,632
Kings Park Central School District TAN Series 2016, 1.5% 6/23/17	2,600,000	2,611,110
Kingston NY City School District BAN Series 2016 A, 2% 6/15/17	1,700,000	1,712,421
Lancaster Central School District BAN Series 2016 A, 2% 6/15/17	2,575,970	2,594,791
Liverpool Central School District Gen. Oblig. BAN Series 2016 A, 2% 6/29/17	700,000	705,109
Mattitcuk-Cutchogue Union Free School District TAN 2% 6/28/17	1,500,000	1,510,755
Middletown City School District BAN Series 2016 A, 2% 6/22/17	2,000,000	2,015,952
Mount Sinai Union Free School District TAN Series 2016, 1.5% 6/29/17	1,200,000	1,206,044
New Rochelle BAN Series 2016 A, 2% 3/3/17	1,400,000	1,406,603
New York City Transitional Fin. Auth. Rev. Bonds Series 2010 B, 5% 11/1/16	7,700,000	7,700,000
New York City Trust For Cultural Bonds:
Series 2014 B1, 0.71%, tender 3/15/17 (a)	6,700,000	6,700,000
Series 2014 B2, 0.73%, tender 6/13/17 (a)	2,500,000	2,500,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2010 A, 5% 2/15/17	1,000,000	1,012,737
5% 12/15/16 (Pre-Refunded to 12/15/16 @ 100)	1,000,000	1,005,302
New York Dorm. Auth. Revs. Series 2016:
0.75% 11/17/16, CP	3,200,000	3,200,000
0.84% 12/7/16, CP	7,100,000	7,100,000
0.86% 12/13/16, CP	800,000	800,000
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 5% 3/15/17	800,000	813,028
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2012, 5% 11/1/16	200,000	200,000
New York Pwr. Auth.:
Series 1:
0.55% 11/1/16, CP	2,700,000	2,700,000
0.55% 11/15/16, CP	2,800,000	2,800,000
0.82% 11/2/16, CP	5,000,000	5,000,000
0.83% 11/14/16, CP	1,100,000	1,100,000
Series 2:
0.74% 11/9/16, CP	1,600,000	1,600,000
0.75% 11/9/16, CP	4,315,000	4,315,000
0.83% 11/16/16, CP	2,400,000	2,400,000
0.93% 1/6/17, CP	7,200,000	7,200,000
0.95% 12/8/16, CP	600,000	600,000
New York Urban Dev. Corp. Rev. Bonds Series 2010 A, 5% 1/1/17	1,300,000	1,309,507
North Hempstead Gen. Oblig. BAN 2.25% 4/4/17	2,200,000	2,213,068
Nyack NY Union Free School District BAN Series 2016, 2% 6/23/17	2,300,000	2,317,252
Orchard Park Central School District BAN Series 2016, 2.25% 4/7/17	2,200,000	2,212,945
Patchogue Medford Union Free School District TAN Series 2016, 1.5% 6/23/17	5,000,000	5,018,831
Pittsford Central School District BAN 2% 2/10/17	4,000,000	4,013,517
Port Washington Union Free School District:
BAN Series 2016, 2% 8/9/17	1,900,000	1,918,284
TAN Series 2016, 1.5% 6/22/17	2,400,000	2,412,348
Riverhead Central School District:
BAN Series 2016, 2% 9/15/17	600,000	605,489
TAN Series 2016, 1.5% 6/27/17	3,300,000	3,314,578
Rochester Gen. Oblig. BAN:
Series 2016 II, 2% 8/4/17	4,000,000	4,039,653
Series 2016 III, 1.25% 3/1/17	2,400,000	2,405,125
2% 3/14/17	4,340,000	4,361,138
Rotterdam-Mohonasen Central School District BAN Series 2016, 2% 3/17/17	4,500,000	4,521,418
Tonawanda Town BAN Series 2016, 2% 8/31/17	6,000,000	6,042,742
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2011 A, 3% 1/1/17	1,300,000	1,305,245
Webster Central School District BAN Series 2016, 2% 6/30/17	1,400,000	1,410,446
West Islip Union Free School District:
BAN Series 2016, 2% 7/26/17	900,000	907,439
TAN Series 2016, 2% 6/23/17	3,600,000	3,628,368
West Seneca BAN Series 2016, 2% 7/27/17	1,700,000	1,716,364
Westhampton Beach Union Free School District TAN 2% 6/27/17	3,000,000	3,023,009
Whitesboro Central School District BAN Series 2016:
0.85% 6/30/17	500,000	499,833
2% 6/30/17	1,000,000	1,006,999
		185,059,977
New York And New Jersey - 0.7%
Port Auth. of New York & New Jersey Series B:
0.77% 1/18/17, CP	725,000	725,000
0.89% 12/7/16, CP	410,000	410,000
0.9% 1/4/17, CP	1,500,000	1,500,000
0.9% 1/10/17, CP	3,200,000	3,200,000
		5,835,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $196,389,977)		196,389,977
	Shares	Value

Investment Company - 9.2%
Fidelity Tax-Free Cash Central Fund, 0.61% (e)(f)	75,410,000	75,410,001
(Cost $75,410,001)
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $836,964,978)		836,964,978
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(15,110,486)
NET ASSETS - 100%		$821,854,492

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,700,000 or 1.3% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
New York Dorm. Auth. Revs. Bonds Series WF 113C, 0.83%, tender 12/1/16 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$1,700,000
Port Auth. of New York & New Jersey Series 1997 1, 0.68% 11/30/16, VRDN	10/14/14 - 11/16/15	$2,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.68% 11/30/16, VRDN	1/3/13 - 9/12/14	$3,800,000
Wells Fargo Stage Trs Var States Bonds Series 2009 3C, 0.83%, tender 12/15/16 (Liquidity Facility Wells Fargo & Co.)	9/15/16	$2,700,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$91,614
Total	$91,614

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At October 31, 2016 the cost for Federal Income Tax Purposes was $836,964,978.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2016